INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
INCOME TAXES
Schedule of income (loss) from operations before income taxes

	Thousands of Yen
	2016	2017	2018
Loss from operations before income taxes:
Domestic	¥(235,186)	¥(638,940)	¥181,176
Foreign	6,436	(678,032)	(967,078)
Total	¥(228,750)	¥(1,316,972)	¥(785,902)
Income tax expense-current
Domestic	¥121,253	¥40,669	¥164,286
Foreign	92,062	121	(120,656)
Total	¥213,315	¥40,790	¥43,630
Income tax expense (benefit)-deferred
Domestic	¥5,122	¥(55,977)	¥(13,323)
Foreign	(35,312)	(442,922)	(132,164)
Total	¥(30,190)	¥(498,899)	¥(145,487)

Schedule of tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances

	Thousands of Yen
	2017		2018
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥38,130	¥—	¥38,130	¥—
Depreciation and amortization	22,137	83,958	36,450	38,205
Accrued municipal governments tax	6,702	—	15,335	—
Allowance for doubtful accounts	74,855	—	50,607	—
Accrued bonus	68,127	—	10,363	—
Accrued vacation	97,497	—	48,712	—
Other accrued expense	146,324	—	108,621	—
Asset retirement obligations	17,864	—	19,138	—
Operating loss carryforwards	396,055	—	418,928	—
Derivatives	828	—	1,167	—
Unrealized gain on available-for-sale securities	—	120,291	—	226,940
Share-based compensation expense	—	—	8,473	—
Intangible assets	—	679,131	—	346,363
Others	156,229	50,901	91,024	35,652
Total	1,024,748	934,281	846,948	647,160
Valuation allowance	(154,834)	—	(306,041)	—
Total	¥869,914	¥934,281	¥540,907	¥647,160

Schedule of analysis of movement in the valuation allowance for deferred tax assets

	Thousands of Yen
	2016	2017	2018
Balance at beginning of year	¥88,870	¥132,874	¥154,834
Additions	61,670	23,643	177,071
Deductions	(17,666)	(1,683)	(25,864)
Balance at end of year	¥132,874	¥154,834	¥306,041

Schedule of reconciliations between the amount of reported income taxes expense (benefit) and the amount of income taxes expense (benefit) computed using the normal statutory tax rate

	Thousands of Yen
	2016	2017	2018
Amount computed using normal Japanese statutory tax rate	¥(75,716)	¥(403,257)	¥(240,643)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	44,004	48,845	151,207
Change in statutory tax rate	18,074	—	(26,923)
Share-based compensation expense	21,531	(7,814)	(1,118)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	14,475	(104,407)	(21,041)
Research and development tax credit	—	(5,748)	(1,953)
Non-deductible acquisition costs and earn-out liabilities adjustment	157,739	—	—
Others-net	3,018	14,272	38,614
Income tax expense (benefit) as reported	¥183,125	¥(458,109)	¥(101,857)